Capital Stock - Additional Information (Detail)	Mar. 28, 2020 Vote Class $ / shares	Mar. 30, 2019 $ / shares
Class of Stock [Line Items]
Preferred shares par value | $ / shares	$ 0	$ 0
Number of classes of common stock outstanding | Class	2
Class A Common Stock [Member]
Class of Stock [Line Items]
Common stock voting rights per share	1
Class B Common Stock [Member]
Class of Stock [Line Items]
Common stock voting rights per share	10